CASH FLOW STATEMENT - Cash and cash equivalents (Details) $ in Millions	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Cash and cash equivalents if different from statement of financial position [abstract]
Cash at bank	$ 1,290	$ 1,762	$ 277
Bank overdrafts	(5)	(11)	(20)
Cash and cash equivalents	$ 1,285	$ 1,751	$ 257	$ 333
Number of countries in which the company operates | item	100